Himax Technologies, Inc. (the Parent Company only) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 737,255	$ 633,021	$ 642,692
Costs and expenses	(670,195)	(616,413)	(607,334)
Operating income	67,060	16,608	35,358
Earnings before income taxes	65,886	16,808	35,294
Income taxes expenses	(15,748)	(7,301)	(6,228)
Net income	50,138	9,507	29,066
Parent Company [Member]
Revenues	0	0	0
Costs and expenses	(695)	(548)	(1,210)
Operating income	(695)	(548)	(1,210)
Equity in earnings from subsidiaries	54,929	13,433	36,427
Other non-operating loss	(2,637)	(2,179)	(2,010)
Earnings before income taxes	51,597	10,706	33,207
Income taxes expenses	(1)	0	(1)
Net income	$ 51,596	$ 10,706	$ 33,206